SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,105,094,690	3,210,392,530
Ordinary shares, shares outstanding	3,083,916,600	3,159,046,350
Treasury shares, shares	21,178,090	51,346,180
Parent Company
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,105,094,690	3,210,392,530
Ordinary shares, shares outstanding	3,083,916,600	3,159,046,350
Treasury shares, shares	21,178,090	51,346,180